STEINROE VARIABLE INVESTMENT TRUST
                   Liberty Money Market Fund, Variable Series
                Liberty Federal Securities Fund, Variable Series
                 Liberty Asset Allocation Fund, Variable Series
                  Stein Roe Growth Stock Fund, Variable Series
               Liberty Small Company Growth Fund, Variable Series
                                  (the "Funds")

              SUPPLEMENT TO THE STATEMENT OF ADDITIONAL INFORMATION
                                dated May 1, 2004

The chart containing biographies of Trustees and Officers of the Funds that is located in the section "Trustees and Officers" is restated in its entirety:

                                                                                                   Number of
                                                                                                  Portfolios
                                           Year First                                               in Fund
                                           Elected or                                               Complex
       Name, Address          Position     Appointed            Principal Occupation(s)            Overseen     Other Directorships
          and Age            with Funds   to Office (1)          During Past Five Years            by Trustee            Held
          -------            ----------   -------------          ----------------------            ----------            ----
DISINTERESTED TRUSTEES
Douglas A. Hacker (Age 48)     Trustee        1996      Executive Vice President - Strategy of        118           Orbitz, Inc.
P.O. Box 66100                                          United Airlines (airline) since                            (on-line travel
Chicago, IL 60666                                       December, 2002 (formerly President of                         company)
                                                        UAL Loyalty Services (airline) from
                                                        September, 2001 to December, 2002;
                                                        Executive Vice President and Chief
                                                        Financial Officer of United Airlines
                                                        from March, 1999 to September, 2001;
                                                        Senior Vice President-Finance from
                                                        March, 1993 to July, 1999).

                                                                                                   Number of
                                                                                                  Portfolios
                                           Year First                                               in Fund
                                           Elected or                                               Complex
       Name, Address          Position     Appointed            Principal Occupation(s)            Overseen     Other Directorships
          and Age            with Funds   to Office (1)          During Past Five Years            by Trustee            Held
          -------            ----------   -------------          ----------------------            ----------            ----
DISINTERESTED TRUSTEES
Janet Langford Kelly           Trustee        1996      Private Investor since March, 2004            118               None
(Age 46)                                                (formerly Chief Administrative Officer
9534 W. Gull Lake Drive                                 and Senior Vice President, Kmart
Richland, MI  49083-8530                                Holding Corporation (consumer goods),
                                                        from September, 2003 to March, 2004;
                                                        Executive Vice President-Corporate
                                                        Development and Administration, General
                                                        Counsel and Secretary, Kellogg Company
                                                        (food manufacturer), from September,
                                                        1999 to August, 2003; Senior Vice
                                                        President, Secretary and General
                                                        Counsel, Sara Lee Corporation (branded,
                                                        packaged, consumer-products
                                                        manufacturer) from January, 1995 to
                                                        September, 1999).

Richard W. Lowry (Age 68)      Trustee        1995      Private Investor since August, 1987           120(3)            None
10701 Charleston Drive                                  (formerly Chairman and Chief Executive
Vero Beach, FL 32963                                    Officer, U.S. Plywood Corporation
                                                        (building products manufacturer)).

                                                                                                   Number of
                                                                                                  Portfolios
                                           Year First                                               in Fund
                                           Elected or                                               Complex
       Name, Address          Position     Appointed            Principal Occupation(s)            Overseen     Other Directorships
          and Age            with Funds   to Office (1)          During Past Five Years            by Trustee            Held
          -------            ----------   -------------          ----------------------            ----------            ----
DISINTERESTED TRUSTEES
Charles R. Nelson (Age 62)     Trustee        1981      Professor of Economics, University of         118               None
Department of Economics                                 Washington, since January, 1976; Ford
University of Washington                                and Louisa Van Voorhis Professor of
Seattle, WA 98195                                       Political Economy, University of
                                                        Washington, since September, 1993
                                                        (formerly Director, Institute for
                                                        Economic Research, University of
                                                        Washington from September, 2001 to
                                                        June, 2003) Adjunct Professor of
                                                        Statistics, University of Washington,
                                                        since September, 1980; Associate
                                                        Editor, Journal of Money Credit and
                                                        Banking, since September, 1993;
                                                        consultant on econometric and
                                                        statistical matters.


John J. Neuhauser (Age 61)     Trustee        1985      Academic Vice President and Dean of         121(3,4)        Saucony, Inc.
84 College Road                                         Faculties since August, 1999, Boston                     (athletic footwear)
Chestnut Hill, MA                                       College (formerly Dean, Boston College
02467-3838                                              School of Management from September,
                                                        1977 to September, 1999).

Patrick J. Simpson (Age 60)    Trustee        2000      Partner, Perkins Coie L.L.P. (law             118               None
1120 N.W. Couch Street                                  firm).
Tenth Floor
Portland, OR 97209-4128

                                                                                                   Number of
                                                                                                  Portfolios
                                           Year First                                               in Fund
                                           Elected or                                               Complex
       Name, Address          Position     Appointed            Principal Occupation(s)            Overseen     Other Directorships
          and Age            with Funds   to Office (1)          During Past Five Years            by Trustee            Held
          -------            ----------   -------------          ----------------------            ----------            ----
DISINTERESTED TRUSTEES

Thomas E. Stitzel (Age 68)     Trustee        1998      Business Consultant since 1999                118               None
2208 Tawny Woods Place                                  (formerly Professor of Finance from
Boise, ID  83706                                        1975 to 1999, College of Business,
                                                        Boise State University); Chartered
                                                        Financial Analyst.

Thomas C. Theobald             Trustee        1996      Partner and Senior Advisor, Chicago           118              Anixter
(Age 67) (5)                     and                    Growth Partners (private equity                             International
303 W. Madison                Chairman                  investing) since September, 2004                          (network support
Suite 2500                     of the                   (formerly Managing Director, William                          equipment
Chicago, IL 60606               Board                   Blair Capital Partners (private equity                      distributor);
                                                        investing) from September, 1994 to                       Ventas, Inc. (real
                                                        September, 2004).                                         estate investment
                                                                                                                 trust); Jones Lang
                                                                                                                LaSalle (real estate
                                                                                                                management services)
                                                                                                                and MONY Group (life
                                                                                                                     insurance)

Anne-Lee Verville (Age 59)     Trustee        1998      Retired since 1997 (formerly General         119(4)        Chairman of the
359 Stickney Hill Road                                  Manager, Global Education Industry,                      Board of Directors,
Hopkinton, NH  03229                                    IBM Corporation (computer and                            Enesco Group, Inc.
                                                        technology) from 1994 to 1997).                          (designer, importer
                                                                                                                 and distributor of
                                                                                                                    giftware and
                                                                                                                    collectibles)

                                                                                                   Number of
                                                                                                  Portfolios
                                           Year First                                               in Fund
                                           Elected or                                               Complex
       Name, Address          Position     Appointed            Principal Occupation(s)            Overseen     Other Directorships
          and Age            with Funds   to Office (1)          During Past Five Years            by Trustee            Held
          -------            ----------   -------------          ----------------------            ----------            ----
DISINTERESTED TRUSTEES

Richard L. Woolworth           Trustee        1991      Retired since December 2003 (formerly         118       Northwest Natural
(Age 63)                                                Chairman and Chief Executive Officer,                   Gas Co. (natural gas
100 S.W. Market Street                                  The Regence Group (regional health                      service provider)
#1500                                                   insurer); Chairman and Chief Executive
Portland, OR 97207                                      Officer, BlueCross BlueShield of
                                                        Oregon; Certified Public Accountant,
                                                        Arthur Young & Company)

                                                                                                   Number of
                                                                                                  Portfolios
                                           Year First                                               in Fund
                                           Elected or                                               Complex
       Name, Address          Position     Appointed            Principal Occupation(s)            Overseen     Other Directorships
          and Age            with Funds   to Office (1)          During Past Five Years            by Trustee            Held
          -------            ----------   -------------          ----------------------            ----------            ----
INTERESTED TRUSTEE
William E. Mayer (2) (Age 64)     Trustee        1994     Managing Partner, Park Avenue Equity         1203          Lee Enterprises
399 Park Avenue                                         Partners (private equity) since                           (print media), WR
Suite 3204                                              February, 1999 (formerly Founding                          Hambrecht + Co.
New York, NY 10022                                      Partner, Development Capital LLC from                    (financial service
                                                        November 1996 to February, 1999).                         provider); First
                                                                                                                Health (healthcare);
                                                                                                                   Reader's Digest
                                                                                                                    (publishing);
                                                                                                                 OPENFIELD Solutions
                                                                                                                  (retail industry
                                                                                                                technology provider)


1 In October 2003, the trustees of the Liberty Funds and Stein Roe Funds (both as defined in Part 1 of this SAI) were elected to the boards of the Columbia Funds; simultaneous with that election, Patrick J. Simpson and Richard L. Woolworth, who had been directors/trustees of the Columbia Funds were appointed to serve as trustees of the Liberty Funds and Stein Roe Funds. The date shown is the earliest date on which a trustee/director was elected or appointed to the board of a Fund in the Fund Complex.

2 Mr. Mayer is an "interested person" (as defined in the Investment Company Act of 1940 (1940 Act)) by reason of his affiliation with WR Hambrecht + Co.

3 Messrs. Lowry, Neuhauser and Mayer also serve as directors/trustees of the All-Star Funds (as defined in Part 1 of this SAI).

4 Mr. Neuhauser and Ms. Verville also serve as disinterested directors of Columbia Management Multi-Strategy Hedge Fund, LLC, which is advised by the Advisor.

5    Mr. Theobald was appointed as Chairman of the Board effective December 10,
     2003.

                                              Year First
                                              Elected or
       Name, Address              Position    Appointed                               Principal Occupation(s)
          and Age                with Funds   to Office                               During Past Five Years
          -------                ----------   ---------                               ----------------------

OFFICERS
Christopher L. Wilson (Age 47)   President       2004      President of the Columbia Funds, Liberty Funds and Stein Roe Funds since
One Financial Center                                       October, 2004 (formerly President and Chief Executive Officer, CDC IXIS
Boston, MA 02111                                           Asset Management Services, Inc. from September, 1998 to August, 2004).

J. Kevin Connaughton (Age 39)    Treasurer       2000      Treasurer of the Columbia Funds since October, 2003 and of the Liberty
One Financial Center                                       Funds, Stein Roe Funds and All-Star Funds since December, 2000; Vice
Boston, MA 02111                                           President of the Advisor since April, 2003 (formerly President of the
                                                           Columbia Funds, Liberty Funds and Stein Roe Funds from February, 2004 to
                                                           October, 2004; Chief Accounting Officer and Controller of the Liberty
                                                           Funds and of the All-Star Funds from February, 1998 to October, 2000);
                                                           Treasurer of the Galaxy Funds since September, 2002; Treasurer, Columbia
                                                           Management Multi-Strategy Hedge Fund, LLC since December, 2002 (formerly
                                                           Vice President of Colonial Management Associates, Inc. from February,
                                                           1998 to October, 2000).

Mary Joan Hoene (Age 54)         Senior Vice     2004      Senior Vice President and Chief Compliance Officer of the Columbia Funds,
40 West 57th Street              President                 Liberty Funds and Stein Roe Funds since August, 2004; Chief Compliance
New York, NY 10019               and Chief                 Officer of the All-Star Funds since August, 2004 (formerly Partner,
                                 Compliance                Carter, Ledyard & Milburn LLP from January, 2001 to August, 2004;
                                  Officer                  Counsel, Carter, Ledyard & Milburn LLP from November, 1999 to December,
                                                           2000; Vice President and Counsel, Equitable Life Assurance Society of the
                                                           United States from April, 1998 to November, 1999,).

Michael G. Clarke (Age 34)       Chief           2004      Chief Accounting Officer of the Columbia Funds, Liberty Funds, Stein Roe
One Financial Center             Accounting                Funds and All-Star Funds since October, 2004 (formerly Controller of the
Boston, MA 02111                  Officer                  Columbia Funds, Liberty Funds, Stein Roe Funds and All-Star Funds from
                                                           May, 2004 to October, 2004; Assistant Treasurer from June, 2002 to May,
                                                           2004; Vice President, Product Strategy & Development of the Liberty Funds
                                                           and Stein Roe Funds from February, 2001 to June, 2002; Assistant
                                                           Treasurer of the Liberty Funds, Stein Roe Funds and the All-Star Funds
                                                           from August, 1999 to February, 2001; Audit Manager, Deloitte & Toche LLP
                                                           from May, 1997 to August, 1999).

                                              Year First
                                              Elected or
       Name, Address              Position    Appointed                               Principal Occupation(s)
          and Age                with Funds   to Office                               During Past Five Years
          -------                ----------   ---------                               ----------------------

OFFICERS
Jeffrey R. Coleman (Age 34)       Controller  2004      Controller of the Columbia Funds, Liberty Funds, Stein Roe Funds and
One Financial Center                                    All-Star Funds since October, 2004 (formerly Vice President of CDC IXIS
                                                        Asset Management Services, Inc. and Deputy Treasurer of
                                                        The CDC Nvest Funds and Loomis Sayles Funds from
                                                        February, 2003 to September, 2004; Assistant
                                                        Vice President of CDC IXIS Asset Management Services, Inc.
                                                        and Assistant Treasurer of the CDC Nvest Funds from
                                                        August, 2000 to February, 2003; Tax Manager of
                                                        PFPC, Inc. from November, 1996 to August, 2000).
Boston, MA 02111

David A. Rozenson (Age 50)       Secretary       2003      Secretary of the Columbia Funds, Liberty Funds, Stein Roe Funds and
One Financial Center                                       All-Star Funds since December, 2003; Senior Counsel, Bank of America
Boston, MA 02111                                           Corporation (formerly FleetBoston Financial Corporation) since January,
                                                           1996; Associate General Counsel, Columbia Management Group since
                                                           November, 2002.

                                                                October 15, 2004